TRADE RCEIVABLES, NET	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
TRADE RCEIVABLES, NET

NOTE 6 – TRADE RCEIVABLES, NET:

	December 31,	December 31,
	2024	2023

Customers	$2,039	$1,487
Expected credit losses	(15)	(10)
Trade Receivables, net	$2,024	$1,477

As of December 31, 2024, the Company did not have any overdue balances and has experienced immaterial credit losses.